SUPPLEMENTARY OIL & GAS INFORMATION (Unaudited) - Results of Operations from Crude Oil and Natural Gas Producing Activities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Supplementary Oil & Gas Information [Line Items]
Crude oil and natural gas revenue, net of royalties, blending and feedstock costs	$ 21,027	$ 17,342		$ 11,427
Production	(6,464)	(5,675)	[1]	(4,184)	[1]
Transportation	(4,189)	(3,529)	[1]	(2,822)	[1]
Depletion, depreciation and amortization	(5,161)	(5,186)		(4,858)
Asset retirement obligation accretion	(186)	(164)		(142)
Income tax	(374)	164		618
Oil And Gas
Supplementary Oil & Gas Information [Line Items]
Crude oil and natural gas revenue, net of royalties, blending and feedstock costs	17,603	14,445		8,933
Production	(6,385)	(5,588)		(4,081)
Transportation	(953)	(822)		(673)
Depletion, depreciation and amortization	(5,147)	(5,177)		(4,847)
Asset retirement obligation accretion	(186)	(164)		(142)
Petroleum revenue tax	12	78		333
Income tax	(1,350)	(726)		139
Results of operations	3,594	2,046		(338)
Oil And Gas | North America
Supplementary Oil & Gas Information [Line Items]
Crude oil and natural gas revenue, net of royalties, blending and feedstock costs	16,065	13,083		7,791
Production	(5,772)	(4,962)		(3,478)
Transportation	(929)	(790)		(623)
Depletion, depreciation and amortization	(4,689)	(4,463)		(4,127)
Asset retirement obligation accretion	(148)	(128)		(95)
Petroleum revenue tax	0	0		0
Income tax	(1,223)	(740)		143
Results of operations	3,304	2,000		(389)
Oil And Gas | North Sea
Supplementary Oil & Gas Information [Line Items]
Crude oil and natural gas revenue, net of royalties, blending and feedstock costs	891	784		565
Production	(405)	(400)		(403)
Transportation	(22)	(31)		(48)
Depletion, depreciation and amortization	(257)	(509)		(458)
Asset retirement obligation accretion	(29)	(27)		(35)
Petroleum revenue tax	12	78		333
Income tax	(76)	42		18
Results of operations	114	(63)		(28)
Oil And Gas | Offshore Africa
Supplementary Oil & Gas Information [Line Items]
Crude oil and natural gas revenue, net of royalties, blending and feedstock costs	647	578		577
Production	(208)	(226)		(200)
Transportation	(2)	(1)		(2)
Depletion, depreciation and amortization	(201)	(205)		(262)
Asset retirement obligation accretion	(9)	(9)		(12)
Petroleum revenue tax	0	0		0
Income tax	(51)	(28)		(22)
Results of operations	$ 176	$ 109		$ 79

[1]	In connection with adoption of IFRS 15 on January 1, 2018, the Company has reclassified certain comparative amounts in a manner consistent with the presentation adopted for the year ended December 31, 2018 (see note 2).